Balance Sheet Components - Schedule of Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Employee related payroll taxes and payables	$ 108	$ 48
Accrued expenses and fees	84	119
Electronic design automation liabilities	44	35
Trade payables	31	82
Customer deposits	7	7
Finance lease liabilities	5	2
Total other current liabilities	$ 279	$ 293